DEBT - Disclosure of debt comprised (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total debt	$ 16,707	$ 10,821
Less: Current portion	16,707	10,779
Long term portion	0	42
Convertible Debentures debt liability [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	13,963	10,028
Convertible Debentures derivative liability [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	2,611	616
Equipment Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	$ 133	$ 177